Inventories (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Long Term Inventory [Line Items]
Finished products, Systems at customer locations	$ 7,546	$ 3,425
Long-term inventory	2,056	1,383
Spare parts included in noncurrent inventory	2,056	1,383
Obsolescence provision	$ 143	$ 84
Minimum [Member]
Long Term Inventory [Line Items]
Customer support, term	7 years
Maximum [Member]
Long Term Inventory [Line Items]
Customer support, term	10 years